Restricted Net Assets - Additional Information (Details) - VIE - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Net Assets Disclosure [Line Items]
Percentage of transfer of net income after tax to statutory general reserve	10.00%
Percentage of reserve funds that reached registered capital	50.00%
Total restricted net assets	$ 34,626,132	$ 34,910,244